Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating segments [Abstract]
Schedule of Operating Segments
Reportable segments from continuing operations

	For the year ended December 31, 2020
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,272.6	2,675.1	880.6	4,828.3	(98.2)	4,730.1
Less inter-segment revenue	34.1	19.9	44.2	98.2	(98.2)	—
Gross revenue from external customers	1,238.5	2,655.2	836.4	4,730.1	—	4,730.1
Less subconsultants and other direct expenses	164.8	695.4	185.4	1,045.6	—	1,045.6
Total net revenue	1,073.7	1,959.8	651.0	3,684.5	—	3,684.5
Gross margin	533.7	1,048.7	348.1	1,930.5	—	1,930.5

	For the year ended December 31, 2019
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,314.7	2,709.8	914.2	4,938.7	(111.4)	4,827.3
Less inter-segment revenue	31.6	21.7	58.1	111.4	(111.4)	—
Gross revenue from external customers	1,283.1	2,688.1	856.1	4,827.3	—	4,827.3
Less subconsultants and other direct expenses	173.6	740.5	201.9	1,116.0	—	1,116.0
Total net revenue	1,109.5	1,947.6	654.2	3,711.3	—	3,711.3
Gross margin	571.1	1,070.2	367.1	2,008.4	—	2,008.4

Schedule of Non-Current Assets and Gross Revenue by Geographical Areas
The following tables disclose disaggregation of revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2020	December 31, 2019	For the year ended December 31
			2020	2019
	$	$	$	$
Canada	646.0	760.5	1,238.5	1,283.1
United States	1,430.0	1,486.2	2,655.2	2,688.1
United Kingdom	142.4	143.3	321.5	279.1
Other global geographies	324.5	326.4	514.9	577.0
	2,542.9	2,716.4	4,730.1	4,827.3

Schedule of Gross Revenue by Services
Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31,
	2020	2019
	$	$
Buildings	990.8	1,053.3
Energy & Resources	631.9	613.1
Environmental Services	757.6	779.8
Infrastructure	1,345.9	1,407.9
Water	1,003.9	973.2
Total gross revenue from external customers	4,730.1	4,827.3